Divestitures	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Divestitures	Divestitures
Donlen Asset Sale

In November 2020, the Company entered into a stock and asset purchase agreement (the "Purchase Agreement") with Freedom Acquirer LLC (the "Buyer"), an affiliate of Athene Holding Ltd., to sell substantially all of the assets of its wholly-owned subsidiary Donlen. At the closing, the Buyer will pay approximately $825 million in cash, subject to adjustments based on the level of assumed indebtedness, working capital and fleet equity. Within three business days of the execution of the Purchase Agreement, the Buyer made a good faith deposit of $82.5 million into a deposit escrow that will either (i) be credited to the purchase price payable at the closing and released to the Company, (ii) be released to the Company upon termination of the Purchase Agreement in certain circumstances in which the Buyer has breached the Purchase Agreement or (iii) be released to the Buyer if the Purchase Agreement is terminated for other reasons. A hearing is scheduled on March 1, 2021 with the Bankruptcy Court for final approval of the sale.

The assets and liabilities of Donlen, included in the Company's All Other Operations segment, to be included in the sale have been classified as held for sale in the accompanying consolidated balance sheet as of December 31, 2020. Assets and liabilities classified as held for sale are required to be recorded at the lower of the carrying value or fair value less any costs to sell. The major classes of assets and liabilities held for sale as of December 31, 2020 are presented below at their carrying value.

(in millions)	December 31, 2020
ASSETS
Cash and cash equivalents	$3
Restricted cash and cash equivalents	68
Receivables, net	207
Prepaid expenses and other assets	28
Revenue earning vehicles, net	1,432
Property and equipment, net	6
Operating lease right-of-use assets	2
Intangible assets, net	29
Goodwill	36
Total assets held for sale	$1,811
LIABILITIES
Accounts payable	$76
Accrued liabilities	19
Accrued taxes, net	3
Vehicle debt	1,327
Operating lease liabilities	6
Total liabilities held for sale	$1,431

Sale of Non-vehicle Capital Assets

In 2019, the Company completed the sale of certain non-vehicle capital assets in its Americas RAC segment (the "Non-Vehicle Asset Sale") and recognized a $39 million pre-tax gain on the sale which is included in other (income) expense, net in the accompanying consolidated statement of operations for the year ended December 31, 2019. In 2020, the Company received additional cash from the Non-Vehicle Asset Sale and recognized an additional $20 million pre-tax gain on the sale, which is included in other (income) expense, net in the accompanying consolidated statement of operations for the year ended December 31, 2020.

Sale of Marketable Securities

In 2020, the Company sold marketable securities for $74 million and recognized an immaterial gain on the sale in its corporate operations, which is included in other (income) expense, net in the accompanying consolidated statement of operations for the year ended December 31, 2020.